INCOME TAXES (Schedule of Qualifying Percentage of Productive Assets) (Details) (ILS) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Up to NIS 140 million [Member]
Law for Encouragement of Capital Investments [Line Items]
New proportion that investment bears to value of productive assets	12.00%
NIS 140 million - NIS 500 million [Member]
Law for Encouragement of Capital Investments [Line Items]
New proportion that investment bears to value of productive assets	7.00%
More than NIS 500 [Member]
Law for Encouragement of Capital Investments [Line Items]
New proportion that investment bears to value of productive assets	5.00%
Minimum [Member] | NIS 140 million - NIS 500 million [Member]
Law for Encouragement of Capital Investments [Line Items]
Value of productive assets before expansion	140
Minimum [Member] | More than NIS 500 [Member]
Law for Encouragement of Capital Investments [Line Items]
Value of productive assets before expansion	500
Maximum [Member] | Up to NIS 140 million [Member]
Law for Encouragement of Capital Investments [Line Items]
Value of productive assets before expansion	140
Maximum [Member] | NIS 140 million - NIS 500 million [Member]
Law for Encouragement of Capital Investments [Line Items]
Value of productive assets before expansion	500